Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,245,779.48

Principal:
Principal Collections	$14,717,098.28
Prepayments in Full	$8,434,250.06
Liquidation Proceeds	$378,807.60
Recoveries	$16,093.92
Sub Total	$23,546,249.86
Collections	$25,792,029.34

Purchase Amounts:
Purchase Amounts Related to Principal	$269,962.24
Purchase Amounts Related to Interest	$1,316.90
Sub Total	$271,279.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,063,308.48

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,063,308.48
Servicing Fee	$556,724.82	$556,724.82	$0.00	$0.00	$25,506,583.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,506,583.66
Interest - Class A-2 Notes	$46,816.33	$46,816.33	$0.00	$0.00	$25,459,767.33
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$25,321,132.33
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$25,267,750.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,267,750.08
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$25,241,187.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,241,187.08
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$25,219,621.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,219,621.08
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$25,185,080.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,185,080.41
Regular Principal Payment	$22,584,743.81	$22,584,743.81	$0.00	$0.00	$2,600,336.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,600,336.60
Residuel Released to Depositor	$0.00	$2,600,336.60	$0.00	$0.00	$0.00
Total		$26,063,308.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,584,743.81
Total					$22,584,743.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$22,584,743.81	$65.90	$46,816.33	$0.14	$22,631,560.14	$66.04
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$22,584,743.81	$21.05	$321,503.25	$0.30	$22,906,247.06	$21.35

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$140,448,991.83	0.4098307	$117,864,248.02	0.3439284
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$635,898,991.83	0.5926089	$613,314,248.02	0.5715617

Pool Information
Weighted Average APR	4.193%	4.183%
Weighted Average Remaining Term	46.59	45.73
Number of Receivables Outstanding	34,424	33,706
Pool Balance	$668,069,784.86	$643,941,746.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$640,439,797.40	$617,493,133.01
Pool Factor	0.6095259	0.5875122

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$9,659,126.19
Yield Supplement Overcollateralization Amount	$26,448,613.22
Targeted Overcollateralization Amount	$30,627,498.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,627,498.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$327,920.45
(Recoveries)		26	$16,093.92
Net Losses for Current Collection Period			$311,826.53
Cumulative Net Losses Last Collection Period			$2,017,484.41
Cumulative Net Losses for all Collection Periods			$2,329,310.94

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.56%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.29%	401	$8,288,558.30
61-90 Days Delinquent	0.13%	36	$825,552.33
91-120 Days Delinquent	0.03%	7	$186,548.68
Over 120 Days Delinquent	0.06%	13	$354,266.57
Total Delinquent Receivables	1.50%	457	$9,654,925.88

Repossession Inventory:
Repossessed in the Current Collection Period		30	$668,078.21
Total Repossessed Inventory		41	$1,014,101.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5250%
Preceding Collection Period			0.6324%
Current Collection Period			0.5704%
Three Month Average			0.5759%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1729%
Preceding Collection Period			0.1569%
Current Collection Period			0.1661%
Three Month Average			0.1653%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer